DIVIDEND	12 Months Ended
Dec. 31, 2024
DIVIDEND
DIVIDEND

30.DIVIDEND

No dividend was paid or proposed for ordinary shareholders of the Company during the years ended December 31, 2022, 2023 and 2024, nor has any dividend been proposed since its incorporation.